Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangement [Abstract]
Schedule of stock options and weighted average exercise prices of share options
We have issued stock options to acquire common stock through our stock option plan of which the following are outstanding at December 31:

	2019		2018		2017
	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $
Outstanding, beginning of the year	1,249,361	8.73	647,156	13.20	912,995	17.42
Granted during the year	1,020,000	1.42	750,467	4.97	42,625	4.60
Forfeited during the year	(12,839)	11.35	(105,338)	11.67	(211,847)	32.80
Expired during the year	(9,575)	29.07	(1,122)	13.78	(12,302)	21.13
Exercised during the year	—	—	(41,802)	2.96	(84,315)	4.07
Outstanding, end of the year	2,246,947	5.31	1,249,361	8.73	647,156	13.20
Options exercisable, end of the year	1,327,845	7.22	777,245	11.04	573,984	14.36

Schedule of stock options outstanding and exercisable by range of exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2019:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.42	100,000	4.81	0.96	66,667	0.75
$1.43 - $1.79	900,000	4.95	1.45	300,009	1.45
$1.80 - $3.39	376,411	5.11	2.73	284,412	2.72
$3.40 - $7.13	395,111	4.88	3.88	322,880	3.95
$7.14 - $63.84	475,425	2.53	16.74	353,877	19.95
	2,246,947	4.45	5.31	1,327,845	7.22

Schedule of weighted average remaining contractual life and outstanding stock options by exercise price
The following table summarizes our outstanding equity warrants at December 31, 2019:

Exercise Price	Outstanding, Beginning of the Year	Outstanding, End of the Year(1)	Weighted Average Remaining Contractual Life (years)
$9.025	16,443,500	16,443,500	2.42

(1)     Exercisable into 1,730,894 common shares.
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2019:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.42	100,000	4.81	0.96	66,667	0.75
$1.43 - $1.79	900,000	4.95	1.45	300,009	1.45
$1.80 - $3.39	376,411	5.11	2.73	284,412	2.72
$3.40 - $7.13	395,111	4.88	3.88	322,880	3.95
$7.14 - $63.84	475,425	2.53	16.74	353,877	19.95
	2,246,947	4.45	5.31	1,327,845	7.22

Disclosure weighted average assumptions and fair value of options
The estimated fair value of stock options issued during the year was determined using the following weighted average assumptions:

	2019	2018	2017
Risk-free interest rate	1.62%	2.02%	1.18%
Expected hold period to exercise	3.0 years	3.0 years	3.0 years
Expected share price volatility	97.90%	81.15%	90.73%
Expected forfeiture rate	3.67%	3.67%	3.67%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$0.87	$2.67	$2.65

Schedule of number of other equity instruments
The following RSUs are outstanding at December 31:

	2019	2018	2017
Outstanding, beginning of the year	260,755	190,407	139,237
Granted during the year	270,098	102,855	51,170
Forfeited during the year	—	(4,210)	—
Vested during the year	(321,196)	(28,297)	—
Outstanding, end of the year	209,657	260,755	190,407
(1)The weighted average fair value of the RSUs granted was $0.80 in 2019 (2018 - $3.35 ; 2017 - $5.96).
The following PSUs are outstanding at December 31:

	2019	2018	2017
Outstanding, beginning of the year	63,156	94,734	88,419
Granted during the year	—	—	6,315
Forfeited during the year	—	(31,578)	—
Vested during the year	(2,105)	—	—
Outstanding, end of the year	61,051	63,156	94,734
(1)     The weighted average fair value of the PSUs granted was nil in 2019 (2018 - nil; 2017 - $3.33).